Interim Condensed Consolidated Balance Sheets (unaudited) - CAD ($) $ in Millions	Apr. 30, 2020	Oct. 31, 2019
Assets
Cash and due from banks	$ 98,777	$ 26,310
Interest-bearing deposits with banks	48,398	38,345
Securities
Trading	135,778	146,534
Investment, net of applicable allowance (Note 4)	134,163	102,470
Securities	269,941	249,004
Assets purchased under reverse repurchase agreements and securities borrowed	325,534	306,961
Loans (Note 5)
Retail	435,409	426,086
Wholesale	243,269	195,870
Loans	678,678	621,956
Allowance for loan losses (Note 5)	(5,230)	(3,100)
Loans, net	673,448	618,856
Segregated fund net assets	1,743	1,663
Other
Customers' liability under acceptances	19,438	18,062
Derivatives	140,807	101,560
Premises and equipment	8,394	3,191
Goodwill	11,591	11,236
Other intangibles	4,736	4,674
Other assets	72,875	49,073
Total other assets	257,841	187,796
Total assets	1,675,682	1,428,935
Deposits (Note 6)
Personal	328,386	294,732
Business and government	632,725	565,482
Bank	48,336	25,791
Total deposits	1,009,447	886,005
Segregated fund net liabilities	1,743	1,663
Other
Acceptances	19,548	18,091
Obligations related to securities sold short	40,347	35,069
Obligations related to assets sold under repurchase agreements and securities loaned	278,605	226,586
Derivatives	144,710	98,543
Insurance claims and policy benefit liabilities	11,383	11,401
Other liabilities	75,085	58,137
Total other liabilities	569,678	447,827
Subordinated debentures (Note 8)	9,774	9,815
Total liabilities	1,590,642	1,345,310
Equity attributable to shareholders
Retained earnings	57,466	55,981
Other components of equity	4,253	4,248
Total equity attributable to shareholders	84,935	83,523
Non-controlling interests	105	102
Total equity	85,040	83,625
Total liabilities and equity	1,675,682	1,428,935
Preferred shares (Note 8) [member]
Equity attributable to shareholders
Issued capital (Note 8)	5,699	5,707
Common shares (Note 8) [member]
Equity attributable to shareholders
Issued capital (Note 8)	$ 17,517	$ 17,587